Commitments and Contingencies	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies
Note 13. Commitments and Contingencies

On September 21, 2020, the Company engaged a service provider for a fee up to $200,000 to be paid in installments based upon the occurrence of certain events. The Company also agreed to issue 2,000,000 shares of common stock to service providers.